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SAFECO Plaza                                            Phone:   (206) 545-5000
Seattle, WA  98185-0001




May 5, 1999

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


     Re:  SAFECO Resource Series Trust
          1933 Act File Number - 33-06547
          1940 Act File Number - 811-4717


Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I hereby certify on behalf of SAFECO Resource Series Trust (the "Registrant") that the form of the prospectuses and Statement of Additional Information dated April 30, 1999 for the Registrant's series portfolios, Growth, Equity, Bond, Northwest, Money Market and Small Company, that would have been filed under paragraph (c) of this section would not have differed from that contained in the most recent amendment to the registration statement of the Registrant. I further certify on behalf of the Registrant that the text of the most recent amendment to the registration statement of the Registrant was filed electronically on April 29, 1999, and became effective April 30, 1999.

If you have any comments or questions concerning the filing, please call me at
(206) 545-5180.

Sincerely,

/s/ Sharon S. Deal
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Sharon S. Deal
Counsel